Unit-based Compensation - Class C Units Activity (Details) - Class C units - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Class C Units
Non-vested (in shares)	928,562	453,125
Granted (in shares)	0	1,132,000
Vested (in shares)	(595,861)	(656,563)
Forfeited (in shares)	(15,000)
Non-vested (in shares)	317,701	928,562	453,125
Weighted average grant date fair value
Non-vested (in usd per share)	$ 0.82	$ 0.02
Granted (in usd per share)		1.07
Vested (in usd per share)	0.67	0.69
Forfeited (in usd per share)	1.05
Non-vested (in usd per share)	$ 1.09	$ 0.82	$ 0.02
Weighted average recognition period (years)
Non-vested	1 year 11 months 4 days	2 years 2 months 19 days	2 years